Document And Entity Information	12 Months Ended
Oct. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0002044490
Document Type	N-CSR/A
Entity Registrant Name	SEG Partners Long/Short Equity Fund
Document Period End Date	Oct. 31, 2025
Amendment Description	The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2025, originally filed with the U.S. Securities and Exchange Commission on January 6, 2026 (Accession Number 0001213900-26-001704). The purpose of this amendment is to: (i) restate financial statements for the period ended October 31, 2025 to reflect the receipt of interest income related to short equities which resulted in corrections to (a) the understatement of the net assets and investment income beginning on April 8, 2025 and (b) an overstatement of cash and cash equivalents and an understatement of due from broker; (ii) amend and restate the response to Item 16 of Form N-CSR; (iii) make other non-material revisions to Items 3, 4, 11 and 13 of Form N-CSR; and (iv) amend the execution and certification dates of the amended Form N-CSR. The effects of this restatement on the Registrant’s financial statements for the period ended October 31, 2025 are described in Note 2 to the financial statements. For convenience, the Registrant is refiling its entire report on Form N-CSR for the period ended October 31, 2025 by means of this amended Form N-CSR. All material events occurring subsequent to the filing of the original Form N-CSR have been disclosed within Note 13.
Amendment Flag	true